Divestitures - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Nov. 08, 2015
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	$ 47.3	$ 36.0	$ (44.0)	$ 303.1	$ 60.3	$ (421.2)	$ 133.4	$ 126.0	$ 342.4	$ (101.5)	$ (194.1)
Net income (loss)	24.0	$ 39.8	$ (51.4)	$ 260.8	36.2	$ (93.0)	$ 15.9	$ 7.0	273.2	(33.9)	(512.4)
Deferred Tax Assets, Valuation Allowance	946.7				532.3				946.7	532.3
GBA [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Selling Expense									0.0
Front Street RE (Cayman) Ltd. [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Write-down of assets held for sale to fair value less costs to sell	19.0								19.0
Discontinued Operation, Provision for Loss (Gain) on Disposal, Net of Tax									(19.0)
Selling Expense									65.0
Compass Production Partners G.P. [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued Operation, Provision for Loss (Gain) on Disposal, Net of Tax										53.6	0.0
Net income (loss)									0.0		(368.6)
Gain (Loss) on Disposition of Oil and Gas Property										105.6	0.0
FGL [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Deferred Tax Assets, Tax Credit Carryforwards, Alternative Minimum Tax					15.2					15.2
Disposal Group, Including Discontinued Operation, Write-down of assets held for sale to fair value less costs to sell	402.2								402.2
Discontinued Operation, Provision for Loss (Gain) on Disposal, Net of Tax									(39.4)		0.0
Selling Expense									1,471.3
Deferred Tax Assets, Tax Credit Carryforwards, Alternative Minimum Tax										15.2
Deferred Tax Liabilities, Parent's Basis in Discontinued Operation					367.9					367.9
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest											75.9
Deferred Tax Assets, Valuation Allowance					94.7					94.7
GBA [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Business Combination, Assets and Liabilities Arising from Contingencies, Amount Recognized, Net	0.0								0.0
Parent Company [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net income (loss)									106.0	(198.8)	$ (556.8)
Deferred Tax Assets, Valuation Allowance	$ 703.2				$ 313.1				$ 703.2	$ 313.1
FGL [Member] | Anbang Insurance Group Co., Ltd. [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Business Acquisition, Share Price												$ 26.80